Stock Option Plans and Agreements (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 06, 2021	Apr. 19, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Stock Option Plans and Agreements
Option expense			$ 51,708	$ 81,920	$ 52,631	$ 110,168
Unrecognized compensation cost			90,550		90,550		$ 135,800
Recognized compensation			$ 45,275		$ 45,275
Options and granted		250,000				575,000
Performance-based stock options							750,000
Option price			$ 0.245		$ 0.245
Options granted during period					95,000
Aggregate shares of common stock authorized under stock option plans and agreements			16,304,500		16,304,500
Options shares		750,000			250,000
Options vested	701,500				360,000